Schedule of Investments ─ IQ Candriam ESG U.S. Equity ETF

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks — 99.9%

Communication Services — 10.8%
Activision Blizzard, Inc.	12,595	$1,053,194
Alphabet, Inc., Class A*	4,879	13,146,612
Alphabet, Inc., Class C*	4,650	12,575,553
AT&T, Inc.	117,009	3,282,102
Comcast Corp., Class A	74,584	4,387,777
Electronic Arts, Inc.	4,701	676,756
Fox Corp., Class A	5,439	193,955
Fox Corp., Class B	2,528	84,031
Liberty Broadband Corp., Class A*	395	67,809
Liberty Broadband Corp., Class C*	2,585	458,812
Omnicom Group, Inc.	3,499	254,797
Pinterest, Inc., Class A*	8,677	511,075
Roku, Inc.*	1,820	779,524
Snap, Inc., Class A*	18,131	1,349,309
Take-Two Interactive Software, Inc.*	1,862	322,908
Twitter, Inc.*	12,764	890,289
Verizon Communications, Inc.	65,569	3,657,439
Walt Disney Co. (The)*	29,787	5,243,108
Zillow Group, Inc., Class A*	710	76,062
Zillow Group, Inc., Class C*	2,568	272,876

Total Communication Services		49,283,988

Consumer Discretionary — 9.2%
Aptiv PLC*	4,412	736,142
Best Buy Co., Inc.	3,682	413,673
Booking Holdings, Inc.*	670	1,459,434
Burlington Stores, Inc.*	1,085	363,258
Carnival Corp.*(a)	13,915	301,260
Chipotle Mexican Grill, Inc.*	455	847,865
Domino's Pizza, Inc.	632	332,110
DR Horton, Inc.	5,563	530,877
eBay, Inc.	10,756	733,667
Etsy, Inc.*	2,056	377,297
Garmin Ltd.	2,466	387,655
Hasbro, Inc.	2,169	215,685
Hilton Worldwide Holdings, Inc.*	4,479	588,765
Home Depot, Inc. (The)	17,637	5,788,287
LKQ Corp.*	4,250	215,688
Lowe's Cos., Inc.	11,773	2,268,539
Lululemon Athletica, Inc.*	1,970	788,335
Marriott International, Inc., Class A*	4,332	632,385
McDonald's Corp.	12,247	2,972,469
MercadoLibre, Inc.*	782	1,226,723
Mohawk Industries, Inc.*	936	182,426
Newell Brands, Inc.	6,209	153,673
NIKE, Inc., Class B	20,665	3,461,594
Ross Stores, Inc.	5,740	704,241
Royal Caribbean Cruises Ltd.*	3,573	274,657
Starbucks Corp.	19,298	2,343,356
Target Corp.	8,163	2,130,951
Tesla, Inc.*	12,652	8,694,454
TJX Cos., Inc. (The)	18,258	1,256,333
Tractor Supply Co.	1,896	343,043
Ulta Beauty, Inc.*	899	301,884
Vail Resorts, Inc.*	653	199,296
VF Corp.	5,312	426,022
Yum China Holdings, Inc.	6,619	411,636

Total Consumer Discretionary		42,063,680

Consumer Staples — 5.4%
Archer-Daniels-Midland Co.	9,123	544,826
Campbell Soup Co.	3,309	144,669
Church & Dwight Co., Inc.	4,016	347,705
Clorox Co. (The)	2,059	372,452
Coca-Cola Co. (The)	63,568	3,625,283
Colgate-Palmolive Co.	13,878	1,103,301
Conagra Brands, Inc.	7,673	256,969
Costco Wholesale Corp.	7,251	3,115,900
Estee Lauder Cos., Inc. (The), Class A	3,512	1,172,411
General Mills, Inc.	9,991	588,070
Hershey Co. (The)	2,392	427,881
Hormel Foods Corp.	4,626	214,554
J M Smucker Co. (The)(a)	1,719	225,378
Kellogg Co.(a)	3,802	240,895
Keurig Dr Pepper, Inc.(a)	11,284	397,310
Kimberly-Clark Corp.	5,533	750,939
Kroger Co. (The)	11,682	475,457
McCormick & Co., Inc.	4,046	340,552
PepsiCo, Inc.	22,625	3,550,994
Procter & Gamble Co. (The)	40,265	5,726,891
Sysco Corp.	8,031	595,900
Walgreens Boots Alliance, Inc.	11,749	553,965

Total Consumer Staples		24,772,302

Energy — 0.9%
Baker Hughes Co.	11,838	251,439
Halliburton Co.	13,525	279,697
Kinder Morgan, Inc.	31,908	554,561
Marathon Petroleum Corp.	10,638	587,430
ONEOK, Inc.	7,269	377,770
Phillips 66	7,168	526,346
Schlumberger NV	22,918	660,726
Valero Energy Corp.	6,687	447,829
Williams Cos., Inc. (The)	19,899	498,470

Total Energy		4,184,268

Financials — 8.1%
Aflac, Inc.	10,365	570,075
Alleghany Corp.*	222	147,208
Allstate Corp. (The)	4,849	630,612
Ally Financial, Inc.	6,098	313,193
American Express Co.	9,920	1,691,658
American International Group, Inc.	14,147	669,860
Ameriprise Financial, Inc.	1,908	491,425
Annaly Capital Management, Inc.	22,864	194,115
Aon PLC, Class A(a)	3,626	942,869
Arch Capital Group Ltd.*	6,409	249,951
Arthur J Gallagher & Co.	3,173	442,031
Bank of America Corp.	124,548	4,777,661
Bank of New York Mellon Corp. (The)	13,180	676,529
Blackstone Group, Inc. (The)	11,099	1,279,382
Charles Schwab Corp. (The)	24,735	1,680,743
Chubb Ltd.	6,392	1,078,586
Cincinnati Financial Corp.	2,554	301,066
Citigroup, Inc.	34,210	2,313,280
Citizens Financial Group, Inc.	6,943	292,717
Everest Re Group Ltd.	644	162,823
First Republic Bank	2,871	559,902
Franklin Resources, Inc.	4,832	142,786
Globe Life, Inc.	1,760	163,874
Hartford Financial Services Group, Inc. (The)	5,847	371,986
Huntington Bancshares, Inc.	16,571	233,320
Interactive Brokers Group, Inc., Class A	1,304	80,665
Intercontinental Exchange, Inc.	9,146	1,095,965
KeyCorp	15,686	308,387

Schedule of Investments ─ IQ Candriam ESG U.S. Equity ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)

Financials (continued)

M&T Bank Corp.	2,100	$281,085
Marsh & McLennan Cos., Inc.	8,279	1,218,834
MetLife, Inc.	11,224	647,625
Moody's Corp.	2,656	998,656
Morgan Stanley	24,416	2,343,448
MSCI, Inc.	1,316	784,283
Northern Trust Corp.	3,209	362,136
PNC Financial Services Group, Inc. (The)	6,919	1,262,095
Principal Financial Group, Inc.	4,466	277,473
Progressive Corp. (The)	9,578	911,442
Prudential Financial, Inc.	6,480	649,814
Raymond James Financial, Inc.	2,028	262,585
Regions Financial Corp.	15,710	302,418
S&P Global, Inc.	3,952	1,694,301
SVB Financial Group*	880	483,965
Synchrony Financial	9,183	431,785
Travelers Cos., Inc. (The)	4,113	612,508
Truist Financial Corp.	21,961	1,195,337
W R Berkley Corp.	2,223	162,657
Willis Towers Watson PLC	2,098	432,356

Total Financials		37,177,472

Health Care — 14.7%
Abbott Laboratories	28,876	3,493,418
AbbVie, Inc.	28,515	3,316,295
ABIOMED, Inc.*	726	237,504
Agilent Technologies, Inc.	4,982	763,392
Align Technology, Inc.*	1,211	842,614
Amgen, Inc.	9,439	2,279,896
Anthem, Inc.	4,015	1,541,800
Biogen, Inc.*	2,476	808,983
BioMarin Pharmaceutical, Inc.*	2,964	227,428
Cardinal Health, Inc.	4,805	285,321
Centene Corp.*	9,335	640,474
Cerner Corp.	4,956	398,413
Cigna Corp.	5,685	1,304,651
Cooper Cos., Inc. (The)	803	338,681
CVS Health Corp.	21,492	1,770,081
Danaher Corp.	10,395	3,092,409
DaVita, Inc.*	1,144	137,566
DENTSPLY SIRONA, Inc.	3,580	236,423
Dexcom, Inc.*	1,573	810,897
Edwards Lifesciences Corp.*	10,133	1,137,632
Eli Lilly & Co.	13,908	3,386,598
Exact Sciences Corp.*(a)	2,753	296,884
Gilead Sciences, Inc.	20,623	1,408,345
HCA Healthcare, Inc.	4,322	1,072,720
Henry Schein, Inc.*	2,302	184,505
Hologic, Inc.*	4,185	314,042
Humana, Inc.	2,113	899,842
IDEXX Laboratories, Inc.*	1,391	943,835
Illumina, Inc.*	2,388	1,183,851
Incyte Corp.*	3,045	235,531
Intuitive Surgical, Inc.*	1,927	1,910,543
IQVIA Holdings, Inc.*	3,077	762,173
Jazz Pharmaceuticals PLC*	894	151,551
Johnson & Johnson	43,208	7,440,418
Laboratory Corp. of America Holdings*	1,594	472,063
Medtronic PLC	22,112	2,903,527
Merck & Co., Inc.	41,077	3,157,589
Mettler-Toledo International, Inc.*	377	555,589
Moderna, Inc.*	5,581	1,973,442
Quest Diagnostics, Inc.	2,179	308,982
Regeneron Pharmaceuticals, Inc.*	1,681	965,919
ResMed, Inc.	2,367	643,351
Seagen, Inc.*	2,175	333,623
Teladoc Health, Inc.*	2,269	336,833
Thermo Fisher Scientific, Inc.	6,440	3,477,664
UnitedHealth Group, Inc.	15,439	6,364,265
Vertex Pharmaceuticals, Inc.*	4,242	855,102
Waters Corp.*	1,014	395,267
West Pharmaceutical Services, Inc.	1,204	495,723

Total Health Care		67,093,655

Industrials — 6.5%
3M Co.	9,483	1,877,065
A O Smith Corp.	2,206	155,148
CH Robinson Worldwide, Inc.	2,133	190,200
Cintas Corp.	1,474	581,021
CoStar Group, Inc.*	6,399	568,551
CSX Corp.	37,242	1,203,661
Deere & Co.	4,616	1,669,099
Dover Corp.	2,349	392,565
Eaton Corp. PLC	6,527	1,031,592
Equifax, Inc.	2,002	521,721
Expeditors International of Washington, Inc.	2,753	353,072
Fastenal Co.	9,401	514,893
FedEx Corp.	4,025	1,126,799
Fortive Corp.	5,337	387,786
Fortune Brands Home & Security, Inc.	2,260	220,282
General Electric Co.*	143,348	1,856,357
IHS Markit Ltd.	6,052	707,116
Illinois Tool Works, Inc.	4,695	1,064,216
Ingersoll Rand, Inc.*	6,139	300,013
JB Hunt Transport Services, Inc.	1,377	231,956
Johnson Controls International PLC	11,794	842,327
Kansas City Southern	1,486	397,951
Lyft, Inc., Class A*(a)	4,310	238,429
Masco Corp.	4,147	247,617
Norfolk Southern Corp.	4,118	1,061,744
Old Dominion Freight Line, Inc.	1,725	464,284
Otis Worldwide Corp.	7,058	632,044
Parker-Hannifin Corp.	2,109	658,071
Republic Services, Inc.	3,443	407,514
Rockwell Automation, Inc.	1,903	585,020
Roper Technologies, Inc.	1,715	842,648
Trane Technologies PLC	3,897	793,468
TransUnion	3,121	374,707
Union Pacific Corp.	10,927	2,390,391
United Parcel Service, Inc., Class B	11,844	2,266,468
United Rentals, Inc.*	1,181	389,199
Verisk Analytics, Inc.	2,640	501,442
Waste Management, Inc.	6,920	1,025,959
Westinghouse Air Brake Technologies Corp.	2,919	247,736
WW Grainger, Inc.	640	284,531
Xylem, Inc.	2,941	370,125

Total Industrials		29,974,788

Information Technology — 36.8%
Accenture PLC, Class A	10,427	3,312,449
Adobe, Inc.*	7,828	4,866,120
Advanced Micro Devices, Inc.*	19,846	2,107,447
Akamai Technologies, Inc.*	2,629	315,270
Analog Devices, Inc.	6,040	1,011,217
ANSYS, Inc.*	1,414	521,002
Apple, Inc.	275,461	40,178,741

Schedule of Investments ─ IQ Candriam ESG U.S. Equity ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)

Information Technology (continued)
Applied Materials, Inc.	14,971	$2,094,892
Arista Networks, Inc.*	917	348,818
Autodesk, Inc.*	3,600	1,156,068
Automatic Data Processing, Inc.	7,018	1,471,183
Broadcom, Inc.	6,449	3,130,345
Broadridge Financial Solutions, Inc.	1,888	327,549
Cadence Design Systems, Inc.*	4,518	667,083
CDW Corp.	2,283	418,588
Cisco Systems, Inc.	63,906	3,538,475
Citrix Systems, Inc.	1,997	201,198
Cognizant Technology Solutions Corp., Class A	8,691	639,049
Coupa Software, Inc.*	1,189	258,013
Datadog, Inc., Class A*	3,404	376,823
Dell Technologies, Inc., Class C*	4,232	408,896
DocuSign, Inc.*	3,065	913,493
Dropbox, Inc., Class A*	4,944	155,687
Enphase Energy, Inc.*	2,023	383,561
EPAM Systems, Inc.*	896	501,581
F5 Networks, Inc.*	1,008	208,162
Fiserv, Inc.*	9,475	1,090,667
Fortinet, Inc.*	2,279	620,435
Gartner, Inc.*	1,416	374,858
Global Payments, Inc.	4,811	930,496
Hewlett Packard Enterprise Co.	21,311	309,009
HP, Inc.	20,427	589,727
HubSpot, Inc.*	719	428,538
Intel Corp.	66,854	3,591,397
International Business Machines Corp.	14,657	2,066,051
Intuit, Inc.	4,371	2,316,499
Keysight Technologies, Inc.*	3,033	499,080
KLA Corp.	2,519	877,015
Lam Research Corp.	2,339	1,490,902
Mastercard, Inc., Class A	14,307	5,521,644
Maxim Integrated Products, Inc.	4,373	436,906
Micron Technology, Inc.*	18,383	1,426,153
Microsoft Corp.	122,099	34,787,226
Motorola Solutions, Inc.	2,768	619,811
NetApp, Inc.	3,644	290,026
NortonLifeLock, Inc.	9,108	226,061
NVIDIA Corp.	39,002	7,605,000
Okta, Inc.*(a)	2,003	496,323
Palo Alto Networks, Inc.*	1,556	620,922
Paychex, Inc.	5,284	601,425
Paycom Software, Inc.*	832	332,800
PayPal Holdings, Inc.*	19,216	5,294,584
QUALCOMM, Inc.	18,637	2,791,823
RingCentral, Inc., Class A*	1,300	347,451
salesforce.com, Inc.*	15,205	3,678,546
ServiceNow, Inc.*	3,210	1,887,127
Skyworks Solutions, Inc.	2,701	498,362
Splunk, Inc.*	2,672	379,371
Synopsys, Inc.*	2,488	716,519
TE Connectivity Ltd.	5,420	799,287
Teradyne, Inc.	2,726	346,202
Texas Instruments, Inc.	15,136	2,885,224
Trimble, Inc.*	4,107	351,148
Twilio, Inc., Class A*	2,582	964,609
VeriSign, Inc.*	1,622	350,952
Visa, Inc., Class A(a)	27,673	6,818,350
VMware, Inc., Class A*	1,311	201,553
Western Digital Corp.*	4,895	317,832
Western Union Co. (The)	6,682	155,089
Workday, Inc., Class A*	2,982	698,981
Xilinx, Inc.	4,029	603,705
Zebra Technologies Corp., Class A*	871	481,210
Zscaler, Inc.*	1,266	298,662

Total Information Technology		168,527,268

Materials — 2.7%
Air Products and Chemicals, Inc.	3,622	1,054,111
Albemarle Corp.	1,909	393,330
Ball Corp.	5,349	432,627
Dow, Inc.	12,220	759,595
DuPont de Nemours, Inc.	8,755	657,063
Ecolab, Inc.	4,168	920,419
International Flavors & Fragrances, Inc.	4,082	614,913
International Paper Co.	6,427	371,224
Linde PLC	8,549	2,627,877
LyondellBasell Industries NV, Class A	4,300	427,119
Newmont Corp.	13,111	823,633
Nucor Corp.	4,860	505,537
Packaging Corp. of America	1,537	217,486
PPG Industries, Inc.	3,886	635,439
Sherwin-Williams Co. (The)	3,968	1,154,807
Vulcan Materials Co.	2,174	391,298
Westrock Co.	4,259	209,585

Total Materials		12,196,063

Real Estate — 3.5%
Alexandria Real Estate Equities, Inc.	2,216	446,169
American Tower Corp.	7,275	2,057,370
AvalonBay Communities, Inc.	2,285	520,592
Boston Properties, Inc.	2,343	275,021
CBRE Group, Inc., Class A*	5,293	510,563
Crown Castle International Corp.	7,064	1,363,988
Digital Realty Trust, Inc.	4,606	710,061
Duke Realty Corp.	6,129	311,843
Equinix, Inc.	1,460	1,197,799
Equity Residential	6,027	507,051
Essex Property Trust, Inc.	1,066	349,755
Extra Space Storage, Inc.	2,147	373,879
Healthpeak Properties, Inc.	8,825	326,260
Host Hotels & Resorts, Inc.*	11,442	182,271
Invitation Homes, Inc.	9,287	377,795
Iron Mountain, Inc.	4,693	205,366
Mid-America Apartment Communities, Inc.	1,866	360,325
Prologis, Inc.	12,089	1,547,876
Public Storage	2,438	761,826
Realty Income Corp.	6,124	430,456
SBA Communications Corp.	1,776	605,598
Simon Property Group, Inc.	5,362	678,400
UDR, Inc.	4,946	271,980
Ventas, Inc.	6,120	365,854
Welltower, Inc.	6,843	594,383
Weyerhaeuser Co.	12,264	413,665
WP Carey, Inc.	2,864	231,096

Total Real Estate		15,977,242

Utilities — 1.3%
American Water Works Co., Inc.	2,973	505,737
Atmos Energy Corp.	2,087	205,757
Avangrid, Inc.	929	48,438
CenterPoint Energy, Inc.	9,020	229,649
Consolidated Edison, Inc.	5,618	414,440
Entergy Corp.	3,290	338,607

Schedule of Investments ─ IQ Candriam ESG U.S. Equity ETF (continued)

July 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)

Utilities (continued)
Eversource Energy	5,622	$485,010
NextEra Energy, Inc.	32,141	2,503,784
Public Service Enterprise Group, Inc.	8,276	515,015
Sempra Energy	4,966	648,808

Total Utilities		5,895,245

Total Common Stocks
(Cost $366,699,322)		457,145,971
Short-Term Investment — 0.0%(b)

Money Market Fund — 0.0%(b)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(c)
(Cost $36,600)	36,600	36,600

Total Investments — 99.9%
(Cost $366,735,922)		457,182,571
Other Assets and Liabilities, Net — 0.1%		341,662
Net Assets — 100.0%		$457,524,233

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $9,734,437; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $10,029,411.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2021.

Schedule of Investments ─ IQ Candriam ESG U.S. Equity ETF (continued)

July 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$457,145,971	$–	$–	$457,145,971
Short-Term Investments:
Money Market Funds	36,600	–	–	36,600
Total Investments in Securities	$457,182,571	$–	$–	$457,182,571

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.